Confirming Payables	12 Months Ended
Dec. 31, 2020
Confirming Payables
Confirming Payables

31    Confirming Payables

Accounting policy

The Company enters into contracts with some suppliers to extend the commercial payment term to 180 days. In these contracts, the suppliers have the option to request the bank to advance the payment of their commercial invoice within 180 days, before the invoice matures. As a result of those contracts between the suppliers and the bank, the commercial terms agreed with the Company do not change. In accordance with the commercial agreement, the supplier communicates the Company its interest in selling the invoice to the bank, and it is only the supplier who can decide to sell its invoice at any time during the commercial period. With this option, suppliers could improve their working capital position. The bank pays the supplier with an interest discount and the Company assumes part of the interest payment to the supplier given the negotiation to extend the commercial payment term to 180 days.

As of December 31, 2020, accounts payable of USD 145,295 were included in these contracts (December 31, 2019: USD 82,770;  December 31, 2018: USD 70,411).